Operating Segments, by major customers and by segments (Details)	12 Months Ended
	Jun. 30, 2014 Segment	Jun. 30, 2013	Jun. 30, 2012
Operating Segments [Abstract]
Number of Reportable Segments	5
Revenue, Major Customer [Line Items]
Percentage of consolidated net sales (in hundredths)	100.00%	100.00%	100.00%
Noncontrolling interest's ownership interest in consolidated affiliate (in hundredths)	49.00%	49.00%	49.00%
Dow Corning [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated net sales (in hundredths)	18.00%	19.00%	13.00%
All other customers [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated net sales (in hundredths)	82.00%	81.00%	87.00%